Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net

Property and equipment include the following:

	December 31,
	2016	2015
Office equipment	$2,848	$9,494
Medical equipment	446,506	418,280
Furniture and fixtures	121,625	126,150
Computer software and equipment	74,572	85,118
Leasehold improvements	304,661	301,610
	950,212	940,652
Less: accumulated depreciation	(441,618)	(297,565)
Property and equipment, net	$508,594	$643,087